BUSINESS COMBINATION - Additional Information (Detail) ¥ in Thousands, £ in Thousands, $ in Thousands										12 Months Ended
	Sep. 02, 2019 CNY (¥)	Sep. 02, 2019 GBP (£)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2019 GBP (£)	Jul. 12, 2019 CNY (¥)	Jul. 12, 2019 GBP (£)	May 01, 2019 CNY (¥)	Mar. 01, 2019 CNY (¥) item	Dec. 01, 2018 CNY (¥)	Aug. 31, 2020 CNY (¥) item	Aug. 31, 2019 CNY (¥)	Aug. 31, 2019 GBP (£)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2020 USD ($)
Business Acquisition [Line Items]
Payment for acquisition deposits											¥ 338,585		¥ 8,854
Amounts due to related parties			¥ 110,038							¥ 86,563	110,038			$ 12,642
Goodwill			2,090,078							¥ 2,284,109	2,090,078		¥ 609,511	$ 333,573
Number of other business acquired | item										2
Chengdu Yinzhe
Business Acquisition [Line Items]
Business acquisition, date										Dec. 01, 2018
Percentage of equity interests acquired									75.00%
Total consideration									¥ 188,299
Goodwill									192,510
Non-controlling interests									¥ 62,766
Cash consideration										¥ 30,375
Due to related parties and other non-current liability due to related parties			49,238							¥ 21,736	¥ 49,238
Due to related parties and other non-current liability due to related parties (in years)										1 year 6 months	2 years 6 months	2 years 6 months
Additional cash amount based on continued employment and financial performance										¥ 6,464
Expense recognized			¥ 1,616							¥ 2,155	¥ 1,616
Hangzhou Impression
Business Acquisition [Line Items]
Business acquisition, date									Dec. 01, 2018
Percentage of equity interests acquired									70.00%
Total consideration									¥ 70,000
Goodwill									76,766
Non-controlling interests									¥ 30,000
Heze Qiqiaoban Education Technology Limited
Business Acquisition [Line Items]
Business acquisition, date										Mar. 01, 2019
Percentage of equity interests acquired								85.00%
Total consideration								¥ 70,550
Number of kindergartens | item								8
Goodwill								¥ 52,514
Non-controlling interests								¥ 12,450
Hubei Sannew Education Development Limited
Business Acquisition [Line Items]
Business acquisition, date										May 01, 2019
Percentage of equity interests acquired							80.00%
Total consideration							¥ 296,850
Goodwill							125,155
Non-controlling interests							¥ 74,213
CATS Colleges Holdings Limited
Business Acquisition [Line Items]
Business acquisition, date										Jul. 12, 2019
Percentage of equity interests acquired					100.00%
Total consideration					¥ 1,299,365	£ 150,460,000
Goodwill					¥ 1,025,504
Cash consideration | £						40,208,000
Debt settlement consideration | £						£ 110,252,000
Bournemouth Collegiate School
Business Acquisition [Line Items]
Business acquisition, date										Dec. 01, 2018
Percentage of equity interests acquired									100.00%
Total consideration									¥ 91,958
STM and BIC
Business Acquisition [Line Items]
Business acquisition, date										Sep. 02, 2019
Percentage of equity interests acquired	100.00%		100.00%								100.00%
Total consideration	¥ 352,699	£ 40,730
Payment for acquisition deposits			¥ 333,348	£ 38,310							¥ 333,448	£ 38,310
Goodwill	¥ 161,831
Guangyuan Lizhou Kasijia Kindergarten
Business Acquisition [Line Items]
Percentage of equity interests acquired										100.00%				100.00%
Cash consideration										¥ 5,500
Shanghai Huodai Business Information Consulting Co., Ltd.
Business Acquisition [Line Items]
Percentage of option to purchase additional equity interest										29.00%
Percentage of equity interests acquired										51.00%				51.00%
Total consideration										¥ 28,709
Goodwill										47,799
Non-controlling interests										27,583
Due to related parties and other non-current liability due to related parties										¥ 16,469
Due to related parties and other non-current liability due to related parties (in years)										2 years 9 months